Shareholder Report, Holdings (Details)	Sep. 30, 2025
Fidelity Magellan K6 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Magellan K6 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Magellan K6 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Magellan K6 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Magellan K6 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Magellan K6 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Magellan K6 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Magellan K6 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Magellan K6 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Magellan K6 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Magellan K6 Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Fidelity Magellan K6 Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	36.30%
Fidelity Magellan K6 Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Magellan K6 Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Fidelity Magellan K6 Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Magellan K6 Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Fidelity Magellan K6 Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Magellan K6 Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Magellan K6 Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	95.90%
Fidelity Magellan K6 Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Magellan K6 Fund | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Magellan K6 Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Magellan K6 Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.00%
Fidelity Magellan K6 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Magellan Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Magellan Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Magellan Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Magellan Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Magellan Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Magellan Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Magellan Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Magellan Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Magellan Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Magellan Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Magellan Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Fidelity Magellan Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	36.40%
Fidelity Magellan Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Magellan Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Fidelity Magellan Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Magellan Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Fidelity Magellan Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Magellan Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Magellan Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	96.00%
Fidelity Magellan Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Magellan Fund | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Magellan Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Magellan Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.00%
Fidelity Magellan Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Magellan Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Magellan Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Magellan Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Magellan Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Magellan Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Magellan Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Magellan Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Magellan Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Magellan Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Magellan Fund - Class K | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Magellan Fund - Class K | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Fidelity Magellan Fund - Class K | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	36.40%
Fidelity Magellan Fund - Class K | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Magellan Fund - Class K | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Fidelity Magellan Fund - Class K | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Magellan Fund - Class K | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Fidelity Magellan Fund - Class K | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Magellan Fund - Class K | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Magellan Fund - Class K | United States
Holdings [Line Items]
Percent of Net Asset Value	96.00%
Fidelity Magellan Fund - Class K | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Magellan Fund - Class K | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Magellan Fund - Class K | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Magellan Fund - Class K | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.00%
Fidelity Magellan Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Magellan Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Advisor Magellan Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Advisor Magellan Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Magellan Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Magellan Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Magellan Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Magellan Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Magellan Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Magellan Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Magellan Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Magellan Fund - Class A | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Fidelity Advisor Magellan Fund - Class A | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	36.40%
Fidelity Advisor Magellan Fund - Class A | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Magellan Fund - Class A | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Fidelity Advisor Magellan Fund - Class A | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Magellan Fund - Class A | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Fidelity Advisor Magellan Fund - Class A | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Magellan Fund - Class A | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Advisor Magellan Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	96.00%
Fidelity Advisor Magellan Fund - Class A | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Magellan Fund - Class A | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Magellan Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Magellan Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.00%
Fidelity Advisor Magellan Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Magellan Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Advisor Magellan Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Advisor Magellan Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Magellan Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Magellan Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Magellan Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Magellan Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Magellan Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Magellan Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Magellan Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Magellan Fund - Class M | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Fidelity Advisor Magellan Fund - Class M | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	36.40%
Fidelity Advisor Magellan Fund - Class M | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Magellan Fund - Class M | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Fidelity Advisor Magellan Fund - Class M | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Magellan Fund - Class M | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Fidelity Advisor Magellan Fund - Class M | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Magellan Fund - Class M | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Advisor Magellan Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	96.00%
Fidelity Advisor Magellan Fund - Class M | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Magellan Fund - Class M | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Magellan Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Magellan Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.00%
Fidelity Advisor Magellan Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Magellan Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Advisor Magellan Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Advisor Magellan Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Magellan Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Magellan Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Magellan Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Magellan Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Magellan Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Magellan Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Magellan Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Magellan Fund - Class C | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Fidelity Advisor Magellan Fund - Class C | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	36.40%
Fidelity Advisor Magellan Fund - Class C | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Magellan Fund - Class C | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Fidelity Advisor Magellan Fund - Class C | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Magellan Fund - Class C | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Fidelity Advisor Magellan Fund - Class C | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Magellan Fund - Class C | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Advisor Magellan Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	96.00%
Fidelity Advisor Magellan Fund - Class C | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Magellan Fund - Class C | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Magellan Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Magellan Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.00%
Fidelity Advisor Magellan Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Magellan Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Advisor Magellan Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Advisor Magellan Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Magellan Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Magellan Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Magellan Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Magellan Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Magellan Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Magellan Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Magellan Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Magellan Fund - Class I | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Fidelity Advisor Magellan Fund - Class I | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	36.40%
Fidelity Advisor Magellan Fund - Class I | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Magellan Fund - Class I | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Fidelity Advisor Magellan Fund - Class I | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Magellan Fund - Class I | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Fidelity Advisor Magellan Fund - Class I | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Magellan Fund - Class I | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Advisor Magellan Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	96.00%
Fidelity Advisor Magellan Fund - Class I | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Magellan Fund - Class I | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Magellan Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Magellan Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.00%
Fidelity Advisor Magellan Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Magellan Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Advisor Magellan Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Advisor Magellan Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Magellan Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Magellan Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Magellan Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Magellan Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Magellan Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Magellan Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Magellan Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Magellan Fund - Class Z | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Fidelity Advisor Magellan Fund - Class Z | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	36.40%
Fidelity Advisor Magellan Fund - Class Z | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Magellan Fund - Class Z | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Fidelity Advisor Magellan Fund - Class Z | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Magellan Fund - Class Z | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Fidelity Advisor Magellan Fund - Class Z | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Magellan Fund - Class Z | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Advisor Magellan Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	96.00%
Fidelity Advisor Magellan Fund - Class Z | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Magellan Fund - Class Z | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Magellan Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Magellan Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.00%
Fidelity Advisor Magellan Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%